ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Sep. 30, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Beijing Origin Seed Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Dec. 26, 1997	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	0.00%	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Henan Origin Cotton Technology Development Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Mar. 02, 2001	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	92.04%	[2]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Xinjiang Originbo Seed Company Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Jul. 13, 2011	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	51.00%	[2]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Henan Aoyu Zhongye Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Jul. 16, 2018	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	51.00%	[1]
Principal Activity	Agricultural seed products distribution through e-commune network	[1]
State Harvest Holdings Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Oct. 06, 2004
Entity Incorporation, Place of Incorporation or Establishment	British Virgin Islands
Percentage of Ownership	100.00%
Principal Activity	Investment Holding
Beijing Origin State Harvest Biotechnology Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Dec. 01, 2004
Entity Incorporation, Place of Incorporation or Establishment	People's Republic of China ("PRC")
Percentage of Ownership	100.00%
Principal Activity	Hybrid seed technology development
Origin Agritech USA LLC [Member]
Entity Incorporation, Date of Incorporation or Establishment	Aug. 12, 2016
Entity Incorporation, Place of Incorporation or Establishment	United States of America ("USA")
Percentage of Ownership	100.00%
Principal Activity	Hybrid seed technology development
Beijing State Harvest Zhongying Network Technology Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Apr. 27, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	100.00%
Principal Activity	Selling agricultural seed products, other agricultural inputs, foods, household products, and other consumer products on e-commerce platform

[1]	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Xinjiang Originbo Seed Company Limited, Zhengzhou Branch of Beijing Origin Seed Limited and Aoyu Zhongye are collectively referred to as “Beijing Origin”.
[2]	Beijing Origin did not make any principal payments for the borrowing. Beijing Origin entered into negotiations with BAFL regarding modification of payment schedule. As of the date of this report, there is no formed agreements signed regarding modification of payment schedule. As of September 30, 2018, the Company reclassified the borrowing as current liability in consolidated balance sheets result from the default.